Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

23 COMMITMENTS AND CONTINGENCIES

Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to non-compliance respect to licenses and permits, franchise agreements and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Group accrues a liability for such matters when it is probable that a liability has been incurred, and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Group accrues the minimum amount. The Group expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.

Commitment for purchase of property, plant and equipment

In January 2025, the Group entered into an agreement to acquire a hotel property in Malaysia for strategic purpose, with a total consideration of MYR90 million (equivalent to RMB 155 million). As of December 31, 2025, the Group has made MYR44 million (equivalent to RMB75 million) of prepayments, and the remaining consideration will be due upon the transfer of the property in 2026.

In September 2025, the Group entered into a letter of intent to acquire a hotel building located in Yangpu District, Shanghai for strategic purpose, through a public auction, with a total consideration of RMB1,310 million. As of December 31, 2025, the Group has paid RMB125 million as intention deposit for the building. The remaining RMB1,185 million will be due in 2026 after completion of related due diligence and other necessary procedures.

As disclosed in NOTE 22, the Group had a prepayment of RMB110 million to Apex to acquire a building for hotel development. In January 2026, the Group entered into a supplemental agreement with Apex, and agreed pay additional RMB21 million for the renovation of the building. The remaining consideration of RMB21 million is payable upon completion of the renovation and transfer of the property to the Group.